Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the year	$ (20,458)	$ (10,138)	$ (16,002)
Adjustments required to reflect net cash used in operating activities (see Appendix A)	3,951	5,993	2,340
Interest received	849	324	250
Interest paid	(22)
Net cash used in operating activities	(15,680)	(3,821)	(13,412)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,229)	(6,482)	(491)
Proceeds from sale of property and equipment	4
Investment in short-term bank deposits	(21,000)	(81,332)	(3,600)
Maturity of short-term bank deposits	47,958	66,974
Net cash generated from (used in) from investing activities	24,733	(20,840)	(4,091)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of employees stock options	34	479	121
Issuance of ordinary shares and warrants, net	13,725	19,031	21,859
Principal elements of finance lease payments	(88)
Net cash generated from financing activities	13,671	19,510	21,980
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	22,724	(5,151)	4,477
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	6,694	11,585	7,090
EXCHANGE GAINS (LOSSES) ON CASH AND CASH EQUIVALENTS	(71)	260	18
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 29,347	$ 6,694	$ 11,585